Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Institutional Global Realty Shares, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2016
Cohen & Steers Institutional Global Realty Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Institutional Global Realty Shares (the “Fund”) is total return through investment in global real estate equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $1,000,000 (the Fund's minimum initial investment) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same pursuant to its agreement with Cohen & Steers Capital Management, Inc. (the “Advisor”). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In managing the Fund's portfolio, the Advisor and the Fund's sub-investment advisors, CNS Asia and CNS UK (the "Subadvisors"), adhere to an integrated, bottom-up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Advisor and Subadvisors utilize a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value ("NAV"), cash flow multiple/growth ratios and a dividend discount model ("DDM"). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to global macroeconomic factors, risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models' output and drive the portfolio managers' investment decisions.

Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts ("REITs") and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITS and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization.

Under normal market conditions, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs").

		The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund's primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund's investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk

While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk

Since the Fund concentrates its assets in companies engaged in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk

REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) and Emerging Market Securities Risk

Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund's investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk

Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

Small- and Medium-Sized Companies Risk

Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Preferred Securities Risk

There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company's capital structure; interest rate risk; call, reinvestment, and income risk, liquidity risk; limited voting rights; special redemption rights and regulatory risk.

Management Risk

As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

Other Investment Companies Risk

To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies' portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund's expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV risk of anti-takeover provisions and non-diversification.

Non-Diversification Risk

As a "non-diversified" investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund's relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk

		As a "non-diversified" investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund's relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500 Index, over various time periods. In addition to the broad-based market index, the table shows performance of the FTSE EPRA/NAREIT Developed Real Estate Index Net TRI, which is an unmanaged market-capitalization-weighted total return index which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund's investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500 Index, over various time periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the broad-based market index, the table shows performance of the FTSE EPRA/NAREIT Developed Real Estate Index Net TRI, which is an unmanaged market-capitalization-weighted total return index which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund's investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Cohen & Steers Institutional Global Realty Shares Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 36.02% (quarter ended June 30, 2009) Lowest quarterly return during this period: -29.97% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Cohen & Steers Institutional Global Realty Shares | Cohen & Steers Institutional Global Realty Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 10,200
3 Years	rr_ExpenseExampleYear03	31,840
5 Years	rr_ExpenseExampleYear05	55,246
10 Years	rr_ExpenseExampleYear10	$ 122,462
2007	rr_AnnualReturn2007	(12.35%)
2008	rr_AnnualReturn2008	(42.05%)
2009	rr_AnnualReturn2009	38.68%
2010	rr_AnnualReturn2010	17.56%
2011	rr_AnnualReturn2011	(9.15%)
2012	rr_AnnualReturn2012	25.91%
2013	rr_AnnualReturn2013	4.07%
2014	rr_AnnualReturn2014	14.12%
2015	rr_AnnualReturn2015	2.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.97%)
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	6.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2006
Cohen & Steers Institutional Global Realty Shares | Return After Taxes on Distributions | Cohen & Steers Institutional Global Realty Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	5.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2006
Cohen & Steers Institutional Global Realty Shares | Return After Taxes on Distributions and Sale of Fund Shares | Cohen & Steers Institutional Global Realty Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2006
Cohen & Steers Institutional Global Realty Shares | FTSE EPRA/NAREIT Developed Real Estate Index Net TRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.79%)	[2]
5 Years	rr_AverageAnnualReturnYear05	7.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[2]
Cohen & Steers Institutional Global Realty Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%	[3]

[1]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes, and, upon approval of the Board, extraordinary expenses) never exceed 1.00% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Advisor and the Fund.
[2]	The FTSE EPRA/NAREIT Developed Real Estate Index-Net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes.
[3]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of U.S. stock market performance.